Debt - Outstanding Principal Balances (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total debt	$ 146,972,375
Current portion of deferred finance fees	(699,430)	$ (630,553)
Total current portion of long-term debt	15,103,186	22,456,396
Non-current portion of long-term debt	129,998,205	188,054,568
Loans Payable [Member]
Total debt	146,972,375	213,883,887
Deferred finance fees	(1,870,984)	(3,372,923)
Net total debt	145,101,391	210,510,964
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(731,303)	(1,049,840)
Total current portion of long-term debt	15,103,186	22,456,396
Non-current portion of long-term debt	129,998,205	188,054,568
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt		4,625,000
Nordea SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	56,599,042	88,503,292
Nordea SEB Revolving Facility [Member] | Loans Payable [Member]
Total debt	28,953,901	39,237,241
ABN CACIB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	51,339,576	57,124,104
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	1,679,856	14,394,250
IYO Bank Facility | Loans Payable [Member]
Total debt	$ 8,400,000	$ 10,000,000